STOCK-BASED COMPENSATION - Restricted Stock Units (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted, number of share of restricted stock (units)	46,688		130,560
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested restricted stock (units) at January 1, number of shares of restricted stock (unit)	184,065	175,686	175,686	163,576
Granted, number of share of restricted stock (units)	50,524	46,630	150,844	115,924
Shares earned above target (in shares)				3,940
Vested, number of share of restricted stock (units)	(7,622)	(50,774)	(112,944)	(95,155)
Forfeited, number of share of restricted stock (units)	(47,987)	(28,841)	(29,521)	(12,599)
Unvested restricted stock (units) at December 31, number of shares of restricted stock (unit)	178,980	142,701	184,065	175,686
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested restricted stock (units) at January 1, weighted average grant date fair value	$ 15.75	$ 20.29	$ 20.29	$ 22.89
Granted, weighted average grant date fair value	13.05	14.53	14.87	17.39
Shares earned above target (in dollars per share)				35.72
Vested, weighted average grant date fair value	19.24	16.98	19.9	20.56
Forfeitures, Weighted Average Grant Date Fair Value	14.69	22.27	22.38	30.11
Non-vested restricted stock (units) at December 31, weighted average grant date fair value	$ 15.13	$ 19.19	$ 15.75	$ 20.29
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized			$ 1,693	$ 1,976
Restricted Stock Units (RSUs), Performance -based
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested restricted stock (units) at January 1, number of shares of restricted stock (unit)	55,591	95,264	95,264	130,186
Granted, number of share of restricted stock (units)			47,647	28,841
Shares earned above target (in shares)				3,940
Vested, number of share of restricted stock (units)			(58,479)	(58,834)
Forfeited, number of share of restricted stock (units)			(28,841)	(8,869)
Unvested restricted stock (units) at December 31, number of shares of restricted stock (unit)			55,591	95,264
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested restricted stock (units) at January 1, weighted average grant date fair value	$ 17.58	$ 23.49	$ 23.49	$ 23.56
Granted, weighted average grant date fair value			14.51	22.27
Shares earned above target (in dollars per share)				35.72
Vested, weighted average grant date fair value			22.4	22.1
Forfeitures, Weighted Average Grant Date Fair Value			22.27	35.1
Non-vested restricted stock (units) at December 31, weighted average grant date fair value			$ 17.58	$ 23.49
Restricted Stock Units (RSUs), Time-based
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested restricted stock (units) at January 1, number of shares of restricted stock (unit)	128,474	80,422	80,422	33,390
Granted, number of share of restricted stock (units)			103,197	87,083
Shares earned above target (in shares)				0
Vested, number of share of restricted stock (units)			(54,465)	(36,321)
Forfeited, number of share of restricted stock (units)			(680)	(3,730)
Unvested restricted stock (units) at December 31, number of shares of restricted stock (unit)			128,474	80,422
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested restricted stock (units) at January 1, weighted average grant date fair value	$ 14.96	$ 16.5	$ 16.5	$ 20.31
Granted, weighted average grant date fair value			15.03	15.76
Shares earned above target (in dollars per share)				0
Vested, weighted average grant date fair value			17.21	18.06
Forfeitures, Weighted Average Grant Date Fair Value			27.16	18.26
Non-vested restricted stock (units) at December 31, weighted average grant date fair value			$ 14.96	$ 16.5